REVENUE - Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2,428,427	$ 2,124,091	$ 4,527,831	$ 4,245,465
Retail
Disaggregation of Revenue [Line Items]
Total revenue, net	1,409,126	1,254,172	2,584,391	2,483,019
Wholesale
Disaggregation of Revenue [Line Items]
Total revenue, net	830,953	676,017	1,568,885	1,374,131
Food service
Disaggregation of Revenue [Line Items]
Total revenue, net	115,741	121,987	218,847	233,717
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	47,350	44,887	94,909	90,190
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	4,371	1,588	7,470	7,757
Revenue from sales to unconsolidated affiliates
Disaggregation of Revenue [Line Items]
Total revenue, net	20,886	25,440	53,329	56,651
Diversified produce
Disaggregation of Revenue [Line Items]
Total revenue, net	1,456,378	1,289,146	2,684,334	2,605,966
Tropical fruit
Disaggregation of Revenue [Line Items]
Total revenue, net	874,207	749,148	1,653,776	1,464,112
Health foods and consumer goods
Disaggregation of Revenue [Line Items]
Total revenue, net	40,925	34,331	76,272	68,068
Commercial cargo
Disaggregation of Revenue [Line Items]
Total revenue, net	47,350	44,887	94,909	90,190
Other
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 9,567	$ 6,579	$ 18,540	$ 17,129